UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6444

Smith Barney Investment Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: November 30
Date of reporting period: February 28, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

SMITH BARNEY INVESTMENT TRUST

SMITH BARNEY CLASSIC VALUES FUND

FORM N-Q
FEBRUARY 28, 2005

SMITH BARNEY CLASSIC VALUES FUND

Schedule of Investments (unaudited)	February 28, 2005

SHARES	SECURITY	VALUE

COMMON STOCK — 95.6% CONSUMER DISCRETIONARY — 44.8% Hotels, Restaurants & Leisure — 7.0%
178,600	CKE Restaurants, Inc. (a)	$2,757,584
72,200	Darden Restaurants, Inc.	1,934,960
103,750	McDonald’s Corp.	3,432,050
111,798	Scientific Games Corp., Class A Shares (a)	2,875,445
61,100	Wendy’s International, Inc.	2,312,635
52,200	WMS Industries Inc. (a)	1,565,478

14,878,152

Household Durables — 4.5%

181,400	American Greetings Corp., Class A Shares (a)	4,467,882
174,600	Tupperware Corp.	3,577,554
90,600	Universal Electronics Inc. (a)	1,542,012

9,587,448

Leisure Equipment & Products — 2.8%

197,300	Hasbro, Inc.	4,166,976
83,300	Mattel, Inc.	1,742,636

5,909,612

Media — 12.2%

248,000	Gray Television, Inc.	3,605,920
473,000	The Interpublic Group of Cos., Inc. (a)	6,215,220
153,305	Journal Register Co. (a)	2,675,172
41,400	Knight-Ridder, Inc.	2,711,700
114,700	Tribune Co.	4,671,731
87,600	Viacom Inc., Class A Shares	3,091,404
104,800	The Walt Disney Co.	2,928,112

25,899,259

Multiline Retail — 0.9%
43,100	J.C. Penney Co., Inc.	1,917,519

Specialty Retail — 9.3%

139,100	Claire’s Stores, Inc.	3,200,691
65,200	Jo-Ann Stores, Inc. (a)	1,959,912
134,700	Office Depot, Inc. (a)	2,592,975
344,400	Payless ShoeSource, Inc. (a)	4,036,368
178,200	Pier 1 Imports Inc.	3,252,150
92,100	RadioShack Corp.	2,722,476
70,100	Ross Stores, Inc.	1,962,800

19,727,372

See Notes to Schedule of Investments. 1

SMITH BARNEY CLASSIC VALUES FUND

Schedule of Investments (unaudited) (continued)	February 28, 2005

SHARES	SECURITY	VALUE

Textiles & Apparel — 8.1%
97,600	Brown Shoe Co., Inc.	$3,259,840
40,500	Liz Claiborne, Inc.	1,713,150
112,000	OshKosh B’Gosh, Inc., Class A Shares	3,521,280
404,500	Tommy Hilfiger Corp. (a)	4,328,150
321,800	Wellman, Inc.	4,408,660

17,231,080

	TOTAL CONSUMER DISCRETIONARY	95,150,442

CONSUMER STAPLES — 5.9%
Beverages — 1.3%
39,700	Molson Coors Brewing Co., Class B Shares	2,760,341

Food Products — 2.6%
522,500	Del Monte Foods Co. (a)	5,533,275

Household Products — 1.0%
33,200	Kimberly-Clark Corp.	2,190,536

Personal Products — 1.0%
255,700	Playtex Products, Inc. (a)	2,181,121

	TOTAL CONSUMER STAPLES	12,665,273

ENERGY — 1.3% Energy Equipment & Services — 1.3%
206,500	Newpark Resources, Inc. (a)	1,319,535
61,100	Patterson-UTI Energy, Inc.	1,527,500

	TOTAL ENERGY	2,847,035

FINANCIALS — 9.1% Banks — 1.8%
50,000	Bank of America Corp.	2,332,500
25,800	Comerica Inc.	1,472,664

3,805,164

Diversified Financials — 5.6%
15,500	The Goldman Sachs Group, Inc.	1,686,400
236,400	Janus Capital Group, Inc.	3,316,692
55,800	Merrill Lynch & Co., Inc.	3,268,764
35,700	Morgan Stanley	2,015,979
80,400	Waddell & Reed Financial, Inc., Class A Shares	1,672,320

11,960,155

Insurance — 1.7%
110,800	Marsh & McLennan Cos., Inc.	3,617,620

	TOTAL FINANCIALS	19,382,939

See Notes to Schedule of Investments. 2

SMITH BARNEY CLASSIC VALUES FUND

Schedule of Investments (unaudited) (continued)	February 28, 2005

SHARES	SECURITY	VALUE

HEALTHCARE — 3.2% Healthcare Equipment & Supplies — 1.9%
82,900	Baxter International, Inc.	$2,956,214
16,000	C.R. Bard, Inc.	1,064,000

4,020,214

Pharmaceuticals — 1.3%
86,800	Watson Pharmaceuticals, Inc. (a)	2,755,032

	TOTAL HEALTHCARE	6,775,246

INDUSTRIALS — 14.1% Aerospace & Defense — 0.5%
11,000	General Dynamics Corp.	1,158,850

Commercial Services & Supplies — 4.6%
64,824	First Data Corp.	2,659,080
132,000	FTD Group, Inc. (a)	1,780,680
87,800	John H. Harland Co.	3,222,260
151,100	The ServiceMaster Co.	2,008,119

9,670,139

Construction & Engineering — 1.6%
426,300	Quanta Services, Inc. (a)	3,346,455

Industrial Conglomerates — 2.5%
158,100	Tyco International Ltd.	5,293,188

Machinery — 3.5%
67,500	The Manitowoc Co., Inc.	2,781,000
58,800	Pall Corp.	1,591,716
135,300	UNOVA, Inc. (a)	3,149,784

7,522,500

Road & Rail — 1.4%
118,626	Pacer International, Inc. (a)	3,019,032

	TOTAL INDUSTRIALS	30,010,164

INFORMATION TECHNOLOGY — 10.8% Communications Equipment — 4.3%
118,200	Cisco Systems, Inc. (a)	2,059,044
296,700	CommScope, Inc. (a)	4,492,038
853,200	Lucent Technologies Inc. (a)	2,619,324

9,170,406

Computers & Peripherals — 0.9%
48,200	NCR Corp. (a)	1,879,318

See Notes to Schedule of Investments. 3

SMITH BARNEY CLASSIC VALUES FUND

Schedule of Investments (unaudited) (continued)	February 28, 2005

SHARES	SECURITY	VALUE

Electronic Equipment & Instruments — 2.8%

169,500	AVX Corp.	$2,079,765
32,300	Diebold, Inc.	1,723,851
19,000	PerkinElmer, Inc.	421,420
103,400	Technitrol, Inc. (a)	1,835,350

6,060,386

Semiconductor Equipment & Products — 2.8%
521,404	Adaptec, Inc. (a)	2,836,438
187,000	Fairchild Semiconductor International, Inc. (a)	3,089,240

5,925,678

	TOTAL INFORMATION TECHNOLOGY	23,035,788

MATERIALS — 4.2% Chemicals — 1.1%
100,600	Cambrex Corp.	2,282,614

Containers & Packaging — 0.8%
56,400	Bemis, Inc.	1,682,976

Metals & Mining — 1.5%
184,500	AK Steel Holding Corp. (a)	3,237,975

Paper & Forest Products — 0.8%
26,400	Weyerhaeuser Co.	1,766,952

	TOTAL MATERIALS	8,970,517

UTILITIES — 2.2% Multi-Utilities — 2.2%
245,200	The Williams Cos., Inc.	4,617,116

	TOTAL COMMON STOCK (Cost — $171,680,252)	203,454,520

FACE AMOUNT

REPURCHASE AGREEMENT — 5.2%
$11,002,000	State Street Bank & Trust Co. dated 2/28/05, 2.420% due 3/1/05; Proceeds at maturity — $11,002,740; (Fully collateralized by U.S. Treasury Bonds, 6.125% due 8/15/29; Market value — $11,222,598) (Cost — $11,002,000)	11,002,000

	TOTAL INVESTMENTS — 100.8% (Cost — $182,682,252*)	214,456,520
	Liabilities in Excess of Other Assets — (0.8%)	(1,738,849)

	TOTAL NET ASSETS — 100.0%	$212,717,671

(a)	Non-income producing security.
*	Aggregate cost for federal income tax purposes is substantially the same.
See Notes to Schedule of Investments. 4

SMITH BARNEY CLASSIC VALUES FUND

Schedule of Securities Sold Short (unaudited)	February 28, 2005

SHARES	SECURITY	VALUE

COMMON STOCK
106,500	Fleetwood Enterprises, Inc. (a)	$1,029,855
51,300	Computer Sciences Corp. (a)	2,371,599

	TOTAL OPEN SHORT SALES (Proceeds — $3,200,560)	$3,401,454

(a)	Non-income producing security.
See Notes to Schedule of Investments. 5

SMITH BARNEY CLASSIC VALUES FUND

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Smith Barney Classic Values Fund (“Fund”), a separate diversified investment fund of the Smith Barney Investment Trust (“Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities traded on national securities markets are valued at the last sales price on such markets. Securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sales price. Over-the-counter securities are valued at last sales price or, if there is no official closing price that day, at the mean between the bid and asked prices. Securities, which are listed or traded on more than one exchange or market, are valued at the quotation on the exchange or market determined to be the pricing market for such securities. When market quotations or official closing prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Short Sales. A short sale is a transaction in which the Fund sells securities it does not own (but has borrowed) in anticipation of a decline in the market price of the securities. To complete a short sale, the Fund may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

6

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At February 28, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$34,495,603
Gross unrealized depreciation	(2,721,335)

Net unrealized appreciation	$31,774,268

7

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Investment Trust

By: /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: April 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: April 26, 2005

By: /s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date: April 26, 2005